Other Comprehensive Income (Accumulated Other Comprehensive Income (Loss) Components) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	[1]	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions					$ 62		$ (16)	[2]
Net Unrealized Gains Losses on Non Otti Securities [Abstract]
Other Comprehensive Income (Loss), Non Otti Securities Adjustment, After Tax		$ 1,128	$ (405)	$ 10
Net Unrealized Gains Losses On Otti Securities [Abstract]
Other Comprehensive Income Loss Otti Securities Adjustment After Tax		19	(11)	109
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax				(182)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax		229	(137)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax		122	12	107
Other Comprehensive Income Other Adjustments [Abstract]
Total Other, net activity, After tax		22	1	38
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance		(725)
Other comprehensive income (loss), after tax and net of reclassifications into Net income		1,524	(583)	117
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		799	(725)
Net unrealized gains (losses) on non-OTTI securities
Net Unrealized Gains Losses on Non Otti Securities [Abstract]
Net unrealized gains (losses) on non-OTTI securities, after-tax, Beginning Balance		(284)	62	52
Other Comprehensive Income (Loss), Non Otti Securities Adjustment, After Tax		1,128	(405)	10
Net unrealized gains (losses) on non-OTTI securities, after-tax, Ending Balance		844	(284)	62
Net unrealized gains (losses) on OTTI securities
Net Unrealized Gains Losses On Otti Securities [Abstract]
Net unrealized gains (losses) on OTTI securities, after tax, Beginning Balance		204	215	106
Other Comprehensive Income Loss Otti Securities Adjustment After Tax		19	(11)	109
Net unrealized gains (losses) on OTTI securities, after tax, Ending Balance		223	204	215
Net unrealized gains (losses) on cash flow hedge derivatives
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax				(182)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax		229	(137)
Other Comprehensive Income Other Adjustments [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance		47	151	333
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		276	47	151
Pension and other postretirement benefit plan adjustments
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax [Abstract]
Pension and other postretirement benefit plan adjustments, after tax, Beginning Balance		(530)	(446)	(553)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax		122	12	107
Pension and other postretirement benefit plan adjustments, after tax, Ending Balance		(408)	(530)	(446)
Other
Other Comprehensive Income Other Adjustments [Abstract]
Other, after tax, Beginning balance		(43)	(68)	(106)
Total Other, net activity, After tax		22	1	38
Other, after tax, Ending balance		(21)	(43)	(68)
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[2]						6
Other Comprehensive Income Other Adjustments [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance		(725)	(148)	(265)
Other comprehensive income (loss), after tax and net of reclassifications into Net income		1,524	(583)	117
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		799	(725)	(148)
Accounting Standards Update 2018-02 | Net unrealized gains (losses) on non-OTTI securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						59
Accounting Standards Update 2018-02 | Net unrealized gains (losses) on cash flow hedge derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						33
Accounting Standards Update 2018-02 | Pension and other postretirement benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						(96)
Accounting Standards Update 2018-02 | Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						24
Accounting Standards Update 2018-02 | Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						6
Continuing Operations
Other Comprehensive Income Other Adjustments [Abstract]
Other comprehensive income (loss), after tax and net of reclassifications into Net income		1,520	(540)	82
Continuing Operations | Total
Other Comprehensive Income Other Adjustments [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance		(606)	(86)	(168)
Other comprehensive income (loss), after tax and net of reclassifications into Net income		1,520	(540)	82
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		914	(606)	(86)
Continuing Operations | Accounting Standards Update 2018-02 | Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						20
Discontinued Operations
Other Comprehensive Income Other Adjustments [Abstract]
Other comprehensive income (loss), after tax and net of reclassifications into Net income		4	(43)	35
Discontinued Operations | Total
Other Comprehensive Income Other Adjustments [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance		(119)	(62)	(97)
Other comprehensive income (loss), after tax and net of reclassifications into Net income		4	(43)	35
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		$ (115)	$ (119)	$ (62)
Discontinued Operations | Accounting Standards Update 2018-02 | Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of ASU adoptions	[3]						$ (14)

[1]
Represents the impact of the adoption of ASU 2016-02 related primarily to deferred gains on previous sale-leaseback transactions. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies for additional detail.

[2]
Represents the cumulative effect of adopting ASU 2014-09, ASU 2016-01, ASU 2017-12 and ASU 2018-02. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies in our 2018 Form 10-K for additional detail on the adoption of these ASUs.

[3]
Represents the cumulative impact of adopting ASU 2018-02 which permits the reclassification to retained earnings of the income tax effects stranded within AOCI. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies in our 2018 Form 10-K for additional detail on this adoption.